ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Fiscal year (Details)	12 Months Ended
Dec. 29, 2018
Minimum
Length of fiscal year	364 days
Length of fiscal quarter	91 days
Maximum
Length of fiscal year	371 days
Length of fiscal quarter	98 days